Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes
22.	Income taxes
(a)	Income tax expense

The income tax recorded in the consolidated statements of loss for the years ended December 31, 2023 and 2022 is presented as follows:

	2023	2022
	$	$
Current income tax
Expense for the year	127	—
Current income tax expense	127	—

Deferred income tax
Origination and reversal of temporary differences	(52,653)	(63,178)
Change in unrecognized deductible temporary differences	26,844	63,051
Other	3,165	1,833
Deferred income tax (expense) recovery	(22,644)	1,706
Income tax (expense) recovery	(22,517)	1,706

The provision for income taxes presented in the consolidated statements of loss differs from the amount that would arise using the statutory income tax rate applicable to income of the entities, as a result of the following:

	2023	2022
	$	$
Loss before income taxes	(204,390)	(190,754)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(54,163)	(50,550)
Increase in income taxes resulting from:
Non-deductible expenses, net	1,563	(291)
Non-taxable (non-deductible) portion of capital losses, net	(1,120)	(8,202)
Share of equity associate loss	81	78
Change in unrecognized deferred tax assets	26,844	63,051
Differences in foreign statutory tax rates	2,164	(3,970)
Deferred premium on flow-through shares	—	810
Effect of flow-through shares renunciation	—	(1,052)
Other	2,114	1,832
Total income tax expense (recovery)	(22,517)	1,706

The 2023 and 2022 Canadian federal and provincial statutory income tax rate is 26.5%.

(b)	Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	2023	2022
	$	$
Deferred tax assets:
Non-capital losses	—	929
Deferred and restricted share units	—	29
Other	—	8,209
Deferred tax assets	—	9,167

Deferred tax liabilities:
Property, Plant & Equipment	—	(3,873)
Stream Interest	—	(28,823)
Other	—	(45)
Deferred tax liability	—	(32,741)
Deferred tax liability, net	—	(23,574)

The 2023 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

		Statement	Other
	Dec. 31,	of income	comprehensive	Translation	Dec. 31,
	2022	(loss)	income	adjustment	2023
	$	$	$	$	$
Deferred tax assets:
Non-capital losses	929	(933)	—	4	—
Deferred and restricted share units	29	(29)	—	—	—
Other assets	8,209	(8,248)	—	39	—

Deferred tax liabilities:
Investments	—	(1,010)	1,010	—	—
Stream interests	(28,823)	28,929	—	(106)	—
Property, Plant, & Equipment	(3,873)	3,890	—	(17)	—
Other Liabilities	(45)	45	—	—	—
	(23,574)	22,644	1,010	(80)	—

The 2022 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

		Statement	Other
	Dec. 31,	Of income	comprehensive	Translation	Business	Dec. 31,
	2021	(loss)	income	adjustment	combination	2022
	$	$	$	$	$	$
Deferred tax assets:
Non-capital losses	—	937	—	(8)	—	929
Deferred and restricted share units	—	56	—	(2)	(25)	29
Other assets	—	5,053	—	116	3,040	8,209

Deferred tax liabilities:
Investments	(1,205)	1,205	—	—	—	—
Stream interests	—	(6,429)	—	(1,040)	(21,354)	(28,823)
Property, Plant, & Equipment	—	(2,528)	—	(44)	(1,301)	(3,873)
Other Liabilities	—	—	—	(2)	(43)	(45)
	(1,205)	(1,706)	—	(980)	(19,683)	(23,574)

(c)	Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2023 is $4.1 million ($28.2 million as at December 31, 2022). No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the company controls the timing of reversal, and it is not probable that they will reverse in the foreseeable future.

(d)	Unrecognized deferred tax assets

As at December 31, 2023, the Company had temporary difference with a tax benefit of $157 million ($128 million as at December 31, 2022) which are not recognized as deferred tax assets. The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these tax attributes

	2023	2022
	$	$
Non-capital losses carried forward	146,800	116,656
Mineral stream interests – Mexico	8,001	8,789
Unrealized losses on investments in associates	1,505	3,124
Other	668	156
	156,974	128,725